Offsetting financial assets and financial liabilities - Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	$ 643,529	$ 644,241
Amounts of financial liabilities offset on the balance sheet	160,577	147,173
Net amount of financial assets presented on the balance sheet	482,952	497,068
Impact of master netting agreements	127,859	105,603
Financial collateral	328,558	366,138
Net amounts	26,535	25,327
Amounts not subject to enforceable netting arrangements	5,761	6,760
Total amount recognized on the balance sheet	488,713	503,828
Assets purchased under reverse repurchase agreements and securities borrowed [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	467,653	495,881
Amounts of financial liabilities offset on the balance sheet	157,970	145,078
Net amount of financial assets presented on the balance sheet	309,683	350,803
Impact of master netting agreements	101	112
Financial collateral	308,751	349,044
Net amounts	831	1,647
Total amount recognized on the balance sheet	309,683	350,803
Derivative assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	173,512	145,420
Amounts of financial liabilities offset on the balance sheet	2,067	1,568
Net amount of financial assets presented on the balance sheet	171,445	143,852
Impact of master netting agreements	127,728	105,433
Financial collateral	19,425	16,806
Net amounts	24,292	21,613
Amounts not subject to enforceable netting arrangements	5,761	6,760
Total amount recognized on the balance sheet	177,206	150,612
Other financial assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	2,364	2,940
Amounts of financial liabilities offset on the balance sheet	540	527
Net amount of financial assets presented on the balance sheet	1,824	2,413
Impact of master netting agreements	30	58
Financial collateral	382	288
Net amounts	1,412	2,067
Total amount recognized on the balance sheet	$ 1,824	$ 2,413